Investments (Tables)	12 Months Ended
Dec. 31, 2022
The valuation of the investment included the following inputs for a liquidity event:

The valuation of the investment included the following inputs for a liquidity event:

September 3, 2021

Liquidity event probability	100.00%
Exercise price for conversion	USD $15
Time to maturity	0.01 years
Initial stock price	USD $15
Volatility	95.00%
Risk free interest rate	0.05%
Credit spread	262 bps
Risk adjusted rate	2.66%
Discount for lack of marketability (“DLOM”)	14.00%
Synthetic credit rating	B

A summary of the Company’s investments at December 31, 2022 and December 31, 2021 is as follows:

A summary of the Company’s investments at December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Guaranteed investment certificates	$125,000	$131,342
Total investments	$125,000	$131,342